Accounts Receivable (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Accounts Receivable [Abstract]
Allowance for doubtful accounts
Accounts receivable percentage	100.00%